Trade Receivables, Net - Summary of Loss Allowance For Current Financial Assets At FVTOCI (Details) - Trade receivables [member] $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Gross carrying amount	$ 6,092,462	$ 219,627	$ 626,413
Loss allowance (Lifetime ECLs)	0	0
Net Amount	$ 6,092,462	$ 219,627	$ 626,413
Not past due [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 5,991,543	$ 215,989	$ 613,968
Loss allowance (Lifetime ECLs)	0	0
Net Amount	$ 5,991,543	$ 215,989	$ 613,968
Less than 1 month [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 9,415	$ 340	$ 9,874
Loss allowance (Lifetime ECLs)	0	0
Net Amount	$ 9,415	$ 340	$ 9,874
1 to 3 months [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Gross carrying amount	$ 91,493	$ 3,298	$ 2,571
Loss allowance (Lifetime ECLs)	0	0
Net Amount	$ 91,493	$ 3,298	$ 2,571
More than 91 days [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 11	$ 0
Loss allowance (Lifetime ECLs)	0	0
Net Amount	$ 11	$ 0
Individually impaired [member]
Disclosure For Loss Allowance For Current Financial Assets At FVTOCI [Line Items]
Expected credit loss rate	0.00%	0.00%
Gross carrying amount	$ 0	$ 0
Loss allowance (Lifetime ECLs)	0	0
Net Amount	$ 0	$ 0